Commitments, Contingencies and Guarantees (Details Textual) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Amount of letters of credit outstanding	$ 17,576	$ 4,836	$ 4,701